Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Parties and Parties-In-Interest Transactions
The Plan allows for transactions with, and certain investments in, certain parties that may perform services for, or have fiduciary responsibilities to, the Plan, including Principal Financial Group and its affiliates and Charles Schwab and Co., Inc. and its affiliates, as well as investment managers appointed by RSPIC. Transactions with these parties are considered party-in-interest transactions, but not considered prohibited transactions under ERISA. As noted in Supplemental Schedule H, Line 4i, the Plan held investments with parties-in-interest in Ameriprise Financial, Inc. and its affiliates, BlackRock Institutional Trust Company, N.A. and its affiliates, Charles Schwab and Co. Inc. and its affiliates, Fidelity Investment Management and its affiliates, J.P. Morgan Investment Management, Inc. and its affiliates, Morgan Stanley Investment Management and its affiliates, Principal Financial Group and its affiliates, Vanguard Fiduciary Trust Company and its affiliates and Willis Towers Watson and its affiliates as of December 31, 2025. Additionally, the self-directed brokerage account includes certain investments considered to be party-in-interest investments. Notes Receivable from Participants, as discussed in Note 1 (Description of the Plan), are also considered party-in-interest transactions.
Berkshire Hathaway, Inc. and its affiliates are considered parties-in-interest due to ownership interests in the Company. The Plan holds certain securities in Berkshire Hathaway in accordance with investment strategies directed by its qualified professional asset managers.
Additionally, the Company is considered a party-in-interest as well as a related party. As of December 31, 2025 and 2024, the Plan held 3,575,257 shares of American Express Company common stock valued at $1,323 million and 3,941,171 shares valued at $1,170 million, respectively. During the 2025 plan year the Plan acquired 38,507 shares of American Express Company common stock valued at $12 million through dividend reinvestments and sold 282,011 shares valued at $87 million. The Plan reimburses the Company for direct expenses (salary and benefits costs) associated with a Company employee dedicated to servicing the Company’s qualified retirement plans for time spent coordinating certain services, validating reporting by Plan vendors and providing services to the Plan that are not performed by the Plan’s other service providers.